Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock subject to possible redemption, shares	8,129,010	7,936,156	8,584,227
Class A common stock subject per share (in Dollars per share)	$ 10	$ 10	$ 10
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Jasper Therapeutics, Inc.
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	177,841,414	177,841,414	177,841,414
Common stock, shares issued	10,160,967	9,812,035	9,544,882
Common stock, shares outstanding	10,160,967	9,812,035	9,544,882
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	69,136,757	69,136,757	69,136,757
Redeemable convertible preferred stock, shares issued	69,136,742	54,820,596	39,859,217
Redeemable convertible preferred stock, shares outstanding	69,136,742	54,820,596	39,859,217
Redeemable convertible preferred stock, liquidation value (in Dollars)	$ 51,915	$ 41,165
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,870,990	2,063,844	1,415,773
Common stock, shares outstanding	1,870,990	2,063,844	1,415,773
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	2,500,000	2,500,000	2,875,000
Common stock, shares outstanding	2,500,000	2,500,000	2,875,000